Interest Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Interest Income and Interest Expense
Interest Income	$ (92)	$ (50)	$ (271)	$ (237)	$ (200)
Interest expense	97	90	379	388	349
Interest expense, net	$ 5	$ 40	$ 108	$ 151	$ 149